UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21218
Eaton Vance Insured New York II Municipal Bond Fund
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	September 30
Date of Reporting Period:	June 30, 2006

Item 1. Schedule of Investments

Eaton Vance Insured New York Municipal Bond Fund II                                                              as of June 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 156.9%

Principal Amount (000’s omitted)	Security	Value
Electric Utilities — 1.8%
$665	Long Island Power Authority, (NY Electric System), 5.00%, 12/1/35	$673,013
		$673,013
General Obligations — 8.5%
1,000	New York, 5.00%, 6/1/30	1,009,780
500	New York, 5.25%, 8/15/26	519,565
1,650	New York, NY, 5.25%, 1/15/28	1,703,840
		$3,233,185
Hospital — 2.0%
750	Suffolk County, IDA, (Huntington Hospital), 5.875%, 11/1/32	777,788
		$777,788
Industrial Development Revenue — 3.0%
1,160	New York City, IDA, (Liberty-IAC/Interactive Corp.), 5.00%, 9/1/35	1,161,613
		$1,161,613
Insured-Electric Utilities — 6.0%
2,250	Long Island Power Authority, (NY Electric System), (AMBAC), 5.00%, 9/1/34	2,292,300
		$2,292,300
Insured-Escrowed/Prerefunded — 11.4%
580	New York City Trust Cultural Resources, (Museum of History), Prerefunded to 7/1/09, (AMBAC), Variable Rate, 8.729%, 7/1/29 (1)(2)	686,395
4,575	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), Escrowed to Maturity, (MBIA), 0.00%, 7/1/26	1,799,393
3,365	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), Escrowed to Maturity, (MBIA), 0.00%, 7/1/27	1,255,414
500	Puerto Rico, (FGIC), Prerefunded to 7/1/12, Variable Rate, 6.613%, 7/1/32 (1)(2)	584,675
		$4,325,877
Insured-General Obligations — 10.0%
2,245	New York Dormitory Authority, (School Districts Financing Program), (MBIA), 5.00%, 10/1/30	2,285,230
1,500	Sachem School District, (MBIA), 5.00%, 6/15/27	1,543,905
		$3,829,135

Insured-Health Care Miscellaneous — 4.7%
$1,000	New York City, IDA, (American National Red Cross Project), (AMBAC), 5.00%, 2/1/36	$1,019,420
750	New York Dormitory Authority, (Mental Health Services Facilities), (FGIC), 5.00%, 2/15/24	770,318
		$1,789,738
Insured-Lease Revenue / Certificates of Participation — 3.1%
1,000	Puerto Rico Public Building Authority, (CIFG), Variable Rate, 7.365%, 7/1/36 (1)(2)	1,174,740
		$1,174,740
Insured-Other Revenue — 10.5%
1,930	New York City Cultural Resource Trust, (American Museum of Natural History), (MBIA), 5.00%, 7/1/44	1,954,376
2,000	New York City Cultural Resource Trust, (Museum of Modern Art), (AMBAC), 5.125%, 7/1/31	2,048,740
		$4,003,116
Insured-Private Education — 22.7%
1,000	New York City Industrial Development Agency, (New York University), (AMBAC), 5.00%, 7/1/31	1,013,900
2,500	New York Dormitory Authority, (Brooklyn Law School), (XLCA), 5.125%, 7/1/30	2,562,025
2,265	New York Dormitory Authority, (FIT Student Housing Corp.), (FGIC), 5.00%, 7/1/29	2,316,710
605	New York Dormitory Authority, (Fordham University), (FGIC), 5.00%, 7/1/32	615,031
1,000	New York Dormitory Authority, (New York University), (AMBAC), 5.00%, 7/1/31	1,013,900
500	New York Dormitory Authority, (Skidmore College), (FGIC), 5.00%, 7/1/33	509,740
625	New York Dormitory Authority, (University of Rochester), (MBIA), 5.00%, 7/1/27	635,256
		$8,666,562
Insured-Public Education — 7.1%
1,000	New York Dormitory Authority, (Educational Housing Services), (AMBAC), 5.25%, 7/1/25	1,079,780
1,500	New York Dormitory Authority, (Educational Housing Services), (AMBAC), 5.25%, 7/1/30	1,616,850
		$2,696,630
Insured-Special Tax Revenue — 11.8%
700	New York Convention Center Development Corp., (AMBAC), 4.75%, 11/15/45	679,462
1,385	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	473,296

$1,700	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/35	$404,974
740	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	157,753
2,500	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/33	663,725
14,975	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/45	2,128,696
		$4,507,906
Insured-Transportation — 22.4%
2,000	Metropolitan Transportation Authority, Transportation Revenue Bonds, (FGIC), 5.25%, 11/15/31	2,094,300
835	Port Authority of New York and New Jersey, (FSA), Variable Rate, 6.57%, 11/1/27 (1)(2)	900,973
1,000	Puerto Rico Highway and Transportation Authority, (AMBAC), Variable Rate, 6.71%, 7/1/28 (1)(2)	1,044,520
375	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41	400,478
2,000	Puerto Rico Highway and Transportation Authority, (MBIA), 5.00%, 7/1/33	2,042,020
2,000	Triborough Bridge and Tunnel Authority, (MBIA), 5.00%, 11/15/32	2,033,160
		$8,515,451
Insured-Water and Sewer — 14.4%
3,000	New York City Municipal Water Finance Authority, (AMBAC), 5.00%, 6/15/38 (3)	3,039,510
2,400	Niagara Falls, Public Water Authority and Sewer System, (MBIA), 5.00%, 7/15/34	2,440,392
		$5,479,902
Insured-Water Revenue — 5.4%
2,215	New York Environmental Facilities Corp., (MBIA), 4.25%, 6/15/28	2,063,538
		$2,063,538
Other Revenue — 1.6%
500	Puerto Rico Infrastructure Financing Authority, Variable Rate, 8.228%, 10/1/32 (1)(2)	592,265
		$592,265
Private Education — 5.3%
1,000	Dutchess County, Industrial Development Agency, (Marist College), 5.00%, 7/1/22	1,011,480
1,000	New York City Industrial Development Agency, (St. Francis College), 5.00%, 10/1/34	1,000,460
		$2,011,940

Transportation — 2.7%
$1,000	Port Authority of New York and New Jersey, 5.00%, 9/1/38	$1,012,780
		$1,012,780
Water Revenue — 2.5%
1,000	New York Environmental Facilities Corp., Clean Water, (Municipal Water Finance), 4.50%, 6/15/36	954,860
		$954,860
Total Tax-Exempt Investments — 156.9% (identified cost $58,969,708)		$59,762,339
Other Assets, Less Liabilities — 2.2%		$839,387
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (59.1)%		$(22,505,359)
Net Assets Applicable to Common Shares — 100.0%		$38,096,367

AMBAC	—	AMBAC Financial Group, Inc.
CIFG	—	CDC IXIS Financial Guaranty North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2006, 82.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.5% to 30.2% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, the aggregate value of the securities is $4,983,568 or 13.1% of the Fund’s net assets applicable to common shares.

(2)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at June 30, 2006.
(3)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at June 30, 2006 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
09/06	94 U.S. Treasury Bond	Short	$(10,014,273)	$(10,025,688)	$ (11,415)

At June 30, 2006, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$58,968,594
Gross unrealized appreciation	$1,369,467
Gross unrealized depreciation	(575,722)
Net unrealized appreciation	$793,745

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Insured New York II Municipal Bond Fund

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President and Principal Executive Officer
Date:	August 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President and Principal Executive Officer
Date:	August 28, 2006
By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer
Date:	August 28, 2006